Patent (Details) - Schedule of Patent Acquisition Cost - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Schedule of Patent Acquisition Cost [Abstract]
For year ended September 30, 2024	$ 108	$ 324
For year ended September 30, 2025	432	432
For year ended September 30, 2026	432	432
For year ended September 30, 2027	432	432
For year ended September 30, 2028	432	432
Thereafter	3,667	3,559
Total	$ 5,503	$ 5,611	$ 5,827